Property and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total Property and equipment		$ 1,522,274	$ 1,558,556
Less accumulated depreciation and amortization		(893,386)	(862,477)
Property and equipment, net		628,888	696,079
Depreciation and amortization		59,709	63,696	$ 70,588
Disposal Group, Disposed of by Sale, Not Discontinued Operations | The Aircraft
Property, Plant and Equipment [Line Items]
Disposal group, assets written off	$ 38,090
Disposal group, accumulated depreciation and amortization	$ 13,689
Land
Property, Plant and Equipment [Line Items]
Total Property and equipment		62,768	62,768
Buildings
Property, Plant and Equipment [Line Items]
Total Property and equipment		999,205	995,965
Equipment
Property, Plant and Equipment [Line Items]
Total Property and equipment		322,445	323,741
Aircraft
Property, Plant and Equipment [Line Items]
Total Property and equipment		0	38,090
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total Property and equipment		29,151	28,976
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total Property and equipment		105,877	105,877
Construction in progress
Property, Plant and Equipment [Line Items]
Total Property and equipment		$ 2,828	$ 3,139